Financial Instruments - Summary of Expected Future Payments for Liabilities (Detail) - Liquidity Risk [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 43,262
01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	37,767
61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	652
121 to 180 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	266
181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,146
Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,431
Personnel and related taxes (excluding officers' fund and accrued vacation and related charges) [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,611
Personnel and related taxes (excluding officers' fund and accrued vacation and related charges) [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,611
Dividends payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	23,259
Dividends payable [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	23,259
Suppliers [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,039
Suppliers [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,039
Placement agents fees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,250
Placement agents fees [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	450
Placement agents fees [Member] | 61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	400
Placement agents fees [Member] | 181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	400
Investment funds participating shares [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,515
Investment funds participating shares [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,515
Lease payments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,375	[1]
Lease payments [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	252	[1]
Lease payments [Member] | 61 to 120 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	252	[1]
Lease payments [Member] | 121 to 180 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	266	[1]
Lease payments [Member] | 181 to 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	746	[1]
Lease payments [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,859	[1]
Other liabilities (excluding advances from customers) [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	213
Other liabilities (excluding advances from customers) [Member] | 01 to 60 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	156
Other liabilities (excluding advances from customers) [Member] | Over 360 days [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 57

[1]	Amounts reflect future cash outflow to settle liabilities, which include interest.